Inventories - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Classes of current inventories [abstract]
Operating costs related to inventories	$ 56,261		$ 52,856	$ 53,814
Valuation loss on inventories recognized as operating costs	34	$ 1	60	$ 23
Inventory to be realized from the sale after more than twelve months	$ 2,329		$ 2,158